Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock	Capital in Excess of Par Value	Retained Earnings	Accumulated Other Comprehensive Income, net of tax	Total
Beginning balance, shares at Sep. 30, 2015	3,272,804
Beginning balance, amount at Sep. 30, 2015	$ 327	$ 35,005	$ 1,819	$ 51	$ 37,202
Excess tax benefits from exercise of stock options		171			171
Stock-based compensation		384			384
Shares granted to Directors, shares	16,549
Shares granted to Directors, amount	$ 2	359			361
Net income			5,705		5,705
Gain (loss) on retiree health, net				123	(123)
Unrealized loss on investment, net					0
Tax reform gain on retiree health					0
Ending balance, shares at Sep. 30, 2016	3,289,353
Ending balance, amount at Sep. 30, 2016	$ 329	35,919	7,524	174	43,946
Stock-based compensation		440			440
Shares granted to Directors, shares	14,449
Shares granted to Directors, amount	$ 1	367			368
Net income			1,829		1,829
Gain (loss) on retiree health, net					0
Unrealized loss on investment, net					0
Tax reform gain on retiree health					0
Ending balance, shares at Sep. 30, 2017	3,303,802
Ending balance, amount at Sep. 30, 2017	$ 330	36,726	9,353	174	46,583
Exercise of stock options, shares	5,801
Exercise of stock options, amount	$ 1	123			124
Stock-based compensation		221			221
Shares granted to Directors, shares	18,863
Shares granted to Directors, amount	$ 2	366			368
Net income			5,119		5,119
Gain (loss) on retiree health, net				(32)	(32)
Unrealized loss on investment, net				(9)	(9)
Tax reform gain on retiree health				32	32
Ending balance, shares at Sep. 30, 2018	3,328,466
Ending balance, amount at Sep. 30, 2018	$ 333	$ 37,436	$ 14,472	$ 165	$ 52,406